Transactions and Balances with Related Parties - Schedule of Balances with Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Short-term liabilities -
Other current liabilities (See Note 8)		$ 890
Long-term liabilities -
Other non-current liabilities (See Note 8)	$ 1,770